Notes to Non-current assets - Carrying amounts of lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes to Non-current assets
Balance at the beginning	€ 41,824	€ 42,086
Additions	2,539	4,988
Disposals	(361)
Accretion of interest	(2,314)	(2,375)	€ (2,218)
Payments	(7,428)	(7,568)
Foreign currency translation	78	(57)
Balance at the end	38,965	41,824	€ 42,086
Current	5,321	5,005
Non-current	33,644	€ 36,819
Optional lease payments	€ 42,043